Financial liabilities at fair value through profit or loss - financial liabilities at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [abstract]
Trading liabilities	€ 27,113	€ 32,709
Non-trading derivatives	2,120	1,629
Designated as at fair value through profit or loss	41,808	48,444
Financial Liabilities	€ 71,041	€ 82,781